Notes to the Consolidated Financial Statements - Climate change and energy transition (Details)			12 Months Ended			72 Months Ended	180 Months Ended	192 Months Ended	312 Months Ended
	Jan. 01, 2031	May 24, 2024	Dec. 31, 2050 $ / bbl $ / MMBTU	Dec. 31, 2040 $ / bbl	Dec. 31, 2024 $ / bbl	Dec. 31, 2030 $ / t $ / bbl	Dec. 31, 2030	Dec. 31, 2040 $ / MMBTU	Dec. 31, 2050 $ / bbl
Statements
Target energy production, oil						30.00%	30.00%
Target energy production, gas						50.00%	50.00%
Target energy production, electricity and low-carbon molecules						20.00%	20.00%
Target decrease in carbon intensity							25.00%
Percentage of votes that approved the resolution for Sustainability & Climate - Progress Report 2022 at the Combined Shareholders' Meeting		80.00%
Threshold minimum return on equity for evaluation of renewable energies project					10.00%
Period of strategic plan for climate change and energy transition					5 years
Forecast
Statements
Oil price			25.8	50		70			53
CO2 price | $ / t						100
Annual percentage of inflation in CO2 price	2.00%
Forecast | United States
Statements
Gas price | $ / MMBTU			2.1					3
Maximum
Statements
Price limit for low-cost upstream projects in relation to operating and investing costs					20
Break-even limit point for low break-even project					30